Noncash Investing and Financing Activities (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 01, 2012	Apr. 03, 2011	Oct. 02, 2011	Oct. 03, 2010
Issuance of Warrants as Debt Issuance Cost
Additonal paid in capital (1,100,000 warrants)			$ 0	$ 32
Supplemental cash flow information:
Cash paid for interest	19	34	58	70
Cash paid (refund received) for taxes			$ (376)	$ 120